Subsequent events:	9 Months Ended
Sep. 30, 2018
Subsequent Events
6. Subsequent events:

The corporation has determined there are no subsequent events except below:

On October 15th, 2018, the Corporation received another installment from an accredited investor for an amount of $5,000,001. The timing of the payment and terms were agreed upon and announced as part of the April 2018 equity financing. The investor purchased shares at $3.00 per share and has been issued 1,666,667 shares.